intangible assets and goodwill - Intangible assets with indefinite lives and goodwill - spectrum licences and impairment testing (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets and goodwill
Intangible assets with indefinite lives	$ 12,215	$ 12,185
Goodwill, net	9,169	7,270
Total	21,384	19,455
TELUS technology solutions
Intangible assets and goodwill
Intangible assets with indefinite lives	12,215	12,185
Goodwill, net	7,175	5,356
Total	19,390	17,541
Digitally-led customer experiences - TELUS International
Intangible assets and goodwill
Goodwill, net	1,994	1,914
Total	$ 1,994	$ 1,914
Spectrum licences
Intangible assets and goodwill
Renewal of spectrum license ( in years)	20 years